Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 Aircraft Integer
Disclosure of voluntary change in accounting policy [line items]
Salvage value assets rate	15.00%
Extension Of Ticket Expiry	tickets which were scheduled to expire before June 2021, the Company established a new commercial policy that extended the tickets expiration to June 30, 2022
Boeing 737-700 [member]
Disclosure of voluntary change in accounting policy [line items]
Number Of Aircraft Sold | Aircraft		3
Number Of Aircraft Operated | Integer		11
Useful life of aircraft		3 years